Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (23,243)	¥ (151,657)	¥ (2,438,536)	¥ (1,532,318)
Accretion on convertible redeemable preferred shares to redemption value	(99,799)	(651,190)	(743,100)	(317,320)
Deemed dividend to preferred shareholders upon extinguishment, net | ¥			(217,362)
Effect of exchange rate changes on convertible redeemable preferred shares	1,665	10,862	117,391
Net loss attributable to ordinary shareholders of Li Auto Inc.	(121,377)	(791,985)	(3,281,607)	(1,849,638)
Including:
Net loss from continuing operations attributable to ordinary shareholders of Li Auto Inc.	(123,580)	(806,358)	(3,260,945)	(1,482,616)
Net (loss)/income from discontinued operations attributable to ordinary shareholders of Li Auto Inc.	$ 2,203	¥ 14,373	¥ (20,662)	¥ (367,022)
Denominator:
Weighted average ordinary shares outstanding-basic and diluted | shares	870,003,278	870,003,278	255,000,000	255,000,000
Basic and diluted net loss per share from continuing operations attributable to ordinary shareholders of Li Auto Inc. | (per share)	$ (0.14)	¥ (0.93)	¥ (12.79)	¥ (5.81)
Basic and diluted net (loss)/income per share from discontinued operations attributable to ordinary shareholders of Li Auto Inc. | ¥ / shares		0.02	(0.08)	(1.44)
Net loss per share | (per share)	$ (0.14)	¥ (0.91)	¥ (12.87)	¥ (7.25)